Fair Value Measurements And Disclosure (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurements And Disclosure
Long-Term Debt And Other Financial Instruments [Table Text Block]
	December 31, 2017		December 31, 2016
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Notes and debentures[1]	$162,526	$171,938	$122,381	$128,726
Bank borrowings	2	2	4	4
Investment securities	2,447	2,447	2,587	2,587
[1]	Includes credit agreement borrowings.

Fair Value Leveling [Table Text Block]
	December 31, 2017
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$1,142	$-	$-	$1,142
International equities	321	-	-	321
Fixed income bonds	-	733	-	733
Asset Derivatives
Interest rate swaps	-	17	-	17
Cross-currency swaps	-	1,753	-	1,753
Liability Derivatives
Interest rate swaps	-	(31)	-	(31)
Cross-currency swaps	-	(1,290)	-	(1,290)

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$1,215	$-	$-	$1,215
International equities	594	-	-	594
Fixed income bonds	-	508	-	508
Asset Derivatives
Interest rate swaps	-	79	-	79
Cross-currency swaps	-	89	-	89
Liability Derivatives
Interest rate swaps	-	(14)	-	(14)
Cross-currency swaps	-	(3,867)	-	(3,867)

Notional Amount Of Outstanding Derivative Positions [Table Text Block]
	2017	2016
Interest rate swaps	$9,833	$9,650
Cross-currency swaps	38,694	29,642
Total	$48,527	$39,292

Effect Of Derivatives On The Consolidated Statements Of Income [Table Text Block]
Following are the related hedged items affecting our financial position and performance:

Effect of Derivatives on the Consolidated Statements of Income
Fair Value Hedging Relationships
For the years ended December 31,	2017	2016	2015
Interest rate swaps (Interest expense):
Gain (Loss) on interest rate swaps	$(68)	$(61)	$(16)
Gain (Loss) on long-term debt	68	61	16

Cash Flow Hedging Relationships
For the years ended December 31,	2017	2016	2015
Cross-currency swaps:
Gain (Loss) recognized in accumulated OCI	$571	$1,061	$(813)

Interest rate locks:
Gain (Loss) recognized in accumulated OCI	-	-	(361)
Interest income (expense) reclassified from accumulated OCI into income	(60)	(59)	(58)